Segment Data	12 Months Ended
Dec. 31, 2013
Segment Data [Abstract]
Segment Data
Segment Data
Prior to the June 2013 announcement of the divestiture of our OrthoRecon business, our chief executive officer, who is our chief operating decision maker, managed our operations as two reportable business segments: Extremities and OrthoRecon. Following this announcement, all historical operating results for the OrthoRecon segment were reflected within discontinued operations in the consolidated financial statements. See Note 4 for further information on the results of discontinued operations. For the remainder of 2013, we operated our continuing operations as one reportable business segment.
During the first quarter of 2014, our management, including our chief executive officer, who is our chief operating decision maker, began managing our operations as three operating business segments: U.S., International and BioMimetic, based on management's change to the way it monitors performance, aligns strategies, and allocates resources results in a change in our reportable segments. We determined that each of these operating segments represented a reportable segment. The following information is presented to reflect the new reportable segments for the years ended December 31, 2013, 2012 and 2011.
Our U.S. and International segments represent the commercial, administrative and research & development activities dedicated to the respective geographies. The BioMimetic segment represents the administrative and research & development activities of the acquired BioMimetic business (international sales and associated expenses for Augment® products are included within the International segment). The Corporate category shown in the table below primarily reflects general and administrative expenses not specifically associated with the U.S., International or BioMimetic segments. These non-allocated corporate expenses relate to global administrative expenses that support all segments, including salaries and benefits of executive officers and expenses such as: information technology administration and support; corporate headquarters; legal, compliance, and corporate finance functions; insurance; and all stock based compensation.
Management measures segment profitability using an internal operating performance measure that excludes the impact of inventory step-up amortization, charges associated with distributor conversions and related non-competes, and due diligence, transactions and transition costs associated with acquisitions.
Net sales by product line and by geographic region are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
U.S.
Foot and Ankle	115,642	99,403	88,484
Upper Extremity	17,423	17,170	19,704
Biologics	42,561	47,459	56,414
Other	2,022	2,079	1,854
Total U.S.	177,648	166,111	166,456

International
Foot and Ankle	35,020	23,493	19,249
Upper Extremity	7,240	7,808	8,039
Biologics	17,231	13,036	12,995
Other	5,191	3,657	4,014
Total International	64,682	47,994	44,297

Total Sales	$242,330	$214,105	$210,753

	Year Ended December 31,
	2013	2012	2011
Net sales by geographic region:
United States	$177,648	$166,111	$166,456
Europe	31,210	22,044	21,405
Other	33,472	25,950	22,892
Total	$242,330	$214,105	$210,753

	December 31,
	2013	2012
Long-lived assets:
United States	$61,179	$36,271
Europe	6,581	3,102
Other	2,755	2,109
Total	$70,515	$41,482

No single foreign country accounted for more than 10% of our total net sales during 2013, 2012, or 2011.

Selected financial information related to our segments is presented below for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	Year ended December 31, 2013
	U.S.	International	BioMimetic	Corporate	Total
Sales	$177,648	$64,682	$—	$—	$242,330
Depreciation expense	8,838	2,364	394	2,788	14,384
Amortization expense	3,507	644	523	—	4,674
Segment operating income (loss)	26,268	4,761	(12,741)	(52,949)	(34,661)
Other:
Inventory step-up amortization					777
Distributor conversion and non-compete charges					3,734
BioMimetic Impairment					208,529
Acquisition due diligence, transaction and transition expenses					34,505
Operating loss					(282,206)
Interest expense, net					16,040
Other (income) expense, net					(67,843)
Loss before income taxes					(230,403)
Capital expenditures(1)	18,316	2,143	—	5,331	25,790
(1) For the year-ended December 31, 2013, total capital expenditures does not include $11.7 million related to discontinued operations and the OrthoRecon divestiture.

	Year Ended December 31, 2012
	U.S.	International	BioMimetic	Corporate	Total
Sales	$166,111	$47,994	$—	$—	$214,105
Depreciation expense	9,622	1,764	—	3,429	14,815
Amortization expense	2,471	—	—	—	2,471
Segment operating income	39,810	8,467	—	(46,099)	2,178
Other:
Inventory step-up amortization					160
Distributor conversion and non-compete charges					2,973
Gain on sale of intellectual property					(15,000)
Restructuring charges					430
Acquisition due diligence, transaction and transition expenses					1,798
Operating Income					11,817
Interest expense, net					10,113
Other expense, net					5,089
Loss before income taxes					(3,385)
Capital expenditures	5,394	2,083		3,641	11,118
(1) For the year-ended December 31, 2012, total capital expenditures does not include$8.2 million related to discontinued operations and the OrthoRecon divestiture.

	Year Ended December 31, 2011
	U.S.	International	BioMimetic	Corporate	Total
Sales	$166,456	$44,297	$—	$—	$210,753
Depreciation expense	9,192	1,684	—	3,121	13,997
Amortization expense	2,412	—	—	—	2,412
Segment operating income (loss)	39,699	7,295	—	(14,279)	32,715
Other:
Inventory step-up amortization					32
Restructuring					5,280
U.S. governmental inquiries/DPA related					12,920
Management Changes					2,018
Product liability provision					13,199
Operating loss					(734)
Interest expense, net					6,381
Other expense, net					4,241
Loss before income taxes					(11,356)
Capital expenditures	12,434	2,634	—	12,959	28,027
(1) For the year-ended December 31, 2011, total capital expenditures does not include $18.9 million related to discontinued operations and the OrthoRecon divestiture.